24. EARNINGS (LOSS) PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continued operations - Basic numerator
Net earnings (loss) for the exercise attributable to controlling shareholders	R$ 1,067,312	R$ (2,114,968)	R$ (984,245)
Continued operations - Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,539,167	811,294,251	803,559,763
Net earnings (loss) per share basic - R$	R$ 1.32	R$ (2.61)	R$ (1.22)
Continued operations - Diluted numerator
Net earnings (loss) for the exercise attributable to controlling shareholders	R$ 1,067,312	R$ (2,114,968)	R$ (984,245)
Continued operations - Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,539,167	811,294,251	803,559,763
Number of potential shares (restricted shares)	2,327,952
Weighted average number of outstanding shares - diluted	813,867,119	811,294,251	803,559,763
Net earnings (loss) per share diluted - R$	R$ 1.31	R$ (2.61)	R$ (1.22)